Short-Term and Long-Term Borrowings - Schedule of Debt (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Debt [Line Items]
Debt instrument term, Description	June 2025
Short-term borrowings	¥ 163,000	$ 22,331	¥ 46,800
Long-Term Debt	125,500		219,000
Secured bank loan [Member]
Schedule of Debt [Line Items]
Secured bank loans	73,500		78,500
Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Unsecured bank loans	¥ 105,000		147,500
Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument term, Description	Mature in 2025
Current portion of long-term borrowings	¥ 53,000		7,000
Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument term, Description	Within 12 months
Secured bank loans	¥ 110,000
Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument term, Description	Within 12 months
Unsecured bank loans			39,800
Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument term, Description	Mature in 2025
Current portion of long-term borrowings	¥ 53,000		¥ 7,000
Minimum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.45%	3.45%
Debt instrument term	1 year
Minimum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.40%	3.40%
Debt instrument term	1 year
Minimum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.30%	3.30%
Minimum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.35%	3.35%
Minimum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.10%	3.10%
Minimum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.30%	3.30%
Maximum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.65%	3.65%
Debt instrument term	2 years
Maximum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	4.20%	4.20%
Debt instrument term	2 years
Maximum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	4.20%	4.20%
Maximum [Member] | Secured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.60%	3.60%
Maximum [Member] | Unsecured bank loan [Member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	3.15%	3.15%
Maximum [Member] | Long term debt current maturities [member]
Schedule of Debt [Line Items]
Debt instrument interest rate effective percentage	4.20%	4.20%